Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Schedule of reconciliation of the benefit for income taxes from continuing operations

	2017	2016

Federal tax benefit at statutory rate	$(2,830,000)	$(4,167,000)
State tax benefit, net of federal tax	(142,000)	(293,000)
Permanent differences	39,000	43,000
Change in statutory rate	86,000	216,000
Change in valuation allowance	(1,934,000)	4,075,000
Change in federal tax rate	4,747,000	-
Other	34,000	126,000
Benefit for income taxes	$-	$-

Schedule of deferred tax assets and liabilities
	2017	2016
Deferred tax assets:
Equity based compensation	$170,000	$254,000
Allowance for doubtful accounts	493,000	3,462,000
Lease merchandise	779,000	813,000
Fixed assets	4,000	11,000
Lease Impairment	256,000	1,135,000
Deferred rent	2,000	-
Accrued expenses	45,000	-
Federal loss carry-forwards	6,302,000	4,668,000
State loss carry forward	696,000	338,000

Gross deferred tax assets	8,747,000	10,681,000
Valuation allowance	(8,747,000)	(10,681,000)
Net deferred tax assets	$-	$-